Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases
Schedule of non-cancellable lease contracts

As of June 30, 2025, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office premises, Vision exchange #07-08	1 year
Office premises, Vision exchange #07-06/07	1 year
Office premises, Vision exchange #07-04	1 year
Office premises, Icon 4 Tower #243A	1 year
City Gate, Clinic #01-12	1 year
Clinic #46 SS2/67	1 year

Schedule of consolidated balance sheet

(a) Amount recognized in the consolidated balance sheet:

	As of June 30,
	2025	2024
	US$	US$

Right-of-use assets – operating leases	164,861	370,607
Lease liabilities
Current	168,948	240,090
Non-current	-	135,920
	168,948	376,010

Summary of lease cost	(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:
	As of June 30,
	2025	2024
	US$	US$
Operating lease cost	279,192	195,674

Schedule of other information leases	Other information related to leases in as follows:
	As of June 30,
	2025	2024
	US$	US$

Weighted average remaining lease term (in years)	0.55	1.83

Weighted average discount rate	2.75% - 2.90%	2.90%

Schedule of maturities of lease liabilities

As of June 30, 2025, the maturities of the Company’s operating lease liabilities (excluding short-term leases) are as following:

Years ending June 30,	US$
2026	178,413
2027	-
Total future minimum lease payments	178,413
Less imputed interest	(9,465)
Present value of operating lease liabilities	168,948
Less: current portion	(168,948)
Long-term portion	-